Fair Value Measurements (Details) - Schedule of roll forward of the Company’s Level 3 instruments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of roll forward of the Company’s Level 3 instruments [Abstract]
Beginning balance	$ 145,144
Fair value adjustments- Contingent consideration	24	$ 796	$ 83
Obligation to issue shares of common stock to sellers of World Energy	1,526
Settlement of derivative liability upon exercise of warrants	(47,162)
Settlement of derivative liability upon call of warrants	(591)
Fair value adjustments- Warrant liability	(74,731)	(2,889)	$ 819
Fair value adjustments – World Energy	514
Earnout – World Energy	1,000
Ending balance	$ 25,724	$ 145,144